Portfolio of Investments
Columbia Flexible Capital Income Fund, February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 44.8%
Issuer	Shares	Value ($)
Communication Services 2.4%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	600,000	14,214,000
Verizon Communications, Inc.	300,000	16,101,000
Total		30,315,000
Media 0.4%
Paramount Global, Class B	185,000	5,662,850
Total Communication Services		35,977,850
Consumer Discretionary 2.8%
Hotels, Restaurants & Leisure 0.5%
Darden Restaurants, Inc.	50,000	7,261,000
Household Durables 1.1%
Newell Brands, Inc.	325,000	7,718,750
Whirlpool Corp.	37,500	7,547,625
Total		15,266,375
Specialty Retail 1.2%
American Eagle Outfitters, Inc.	275,000	5,797,000
Best Buy Co., Inc.	67,500	6,523,200
Home Depot, Inc. (The)	18,500	5,842,855
Total		18,163,055
Total Consumer Discretionary		40,690,430
Consumer Staples 2.9%
Food & Staples Retailing 0.5%
Walgreens Boots Alliance, Inc.	160,000	7,374,400
Food Products 1.4%
JM Smucker Co. (The)	60,000	8,085,000
Kraft Heinz Co. (The)	325,000	12,746,500
Total		20,831,500
Tobacco 1.0%
Philip Morris International, Inc.	140,000	14,149,800
Total Consumer Staples		42,355,700
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.2%
Oil, Gas & Consumable Fuels 4.2%
Chesapeake Energy Corp.	5,254	405,884
Chevron Corp.	85,000	12,240,000
Enviva, Inc.	150,000	10,455,000
Exxon Mobil Corp.	200,000	15,684,000
Pioneer Natural Resources Co.	60,000	14,376,000
Valero Energy Corp.	100,000	8,351,000
Total		61,511,884
Total Energy		61,511,884
Financials 9.6%
Banks 3.9%
JPMorgan Chase & Co.	100,000	14,180,000
M&T Bank Corp.	70,000	12,756,100
Truist Financial Corp.	235,000	14,621,700
U.S. Bancorp	275,000	15,548,500
Total		57,106,300
Capital Markets 2.5%
Ares Capital Corp.	700,000	15,288,000
Blackstone Secured Lending Fund	255,000	7,366,950
Morgan Stanley	155,000	14,064,700
Total		36,719,650
Consumer Finance 0.5%
OneMain Holdings, Inc.	150,000	7,647,000
Insurance 1.0%
MetLife, Inc.	225,000	15,198,750
Mortgage Real Estate Investment Trusts (REITS) 1.7%
Blackstone Mortgage Trust, Inc.	350,000	11,123,000
Starwood Property Trust, Inc.	600,000	14,304,000
Total		25,427,000
Total Financials		142,098,700
Health Care 5.5%
Biotechnology 1.2%
AbbVie, Inc.	115,000	16,993,550
Columbia Flexible Capital Income Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 4.3%
Amryt Pharma PLC, ADR(a)	172,608	1,204,804
Bristol-Myers Squibb Co.	185,000	12,703,950
Johnson & Johnson	70,000	11,519,900
Merck & Co., Inc.	215,000	16,464,700
Organon & Co.	225,000	8,399,250
Pfizer, Inc.	285,000	13,377,900
Total		63,670,504
Total Health Care		80,664,054
Industrials 2.7%
Aerospace & Defense 1.1%
Raytheon Technologies Corp.	160,000	16,432,000
Air Freight & Logistics 1.1%
United Parcel Service, Inc., Class B	75,000	15,781,500
Machinery 0.5%
Stanley Black & Decker, Inc.	45,000	7,321,500
Total Industrials		39,535,000
Information Technology 7.7%
Communications Equipment 1.5%
Cisco Systems, Inc.	235,000	13,105,950
Juniper Networks, Inc.	250,000	8,447,500
Total		21,553,450
Electronic Equipment, Instruments & Components 1.0%
Corning, Inc.	375,000	15,150,000
IT Services 1.0%
International Business Machines Corp.	115,000	14,088,650
Semiconductors & Semiconductor Equipment 2.5%
Broadcom, Inc.	40,000	23,497,600
Texas Instruments, Inc.	82,500	14,024,175
Total		37,521,775
Technology Hardware, Storage & Peripherals 1.7%
HP, Inc.	400,000	13,744,000
Seagate Technology Holdings PLC	110,000	11,347,600
Total		25,091,600
Total Information Technology		113,405,475
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.0%
Chemicals 2.0%
Dow, Inc.	265,000	15,624,400
Nutrien Ltd.	155,000	13,328,450
Total		28,952,850
Total Materials		28,952,850
Real Estate 3.5%
Equity Real Estate Investment Trusts (REITS) 3.5%
Crown Castle International Corp.	40,000	6,663,600
Life Storage, Inc.	70,000	8,861,300
Medical Properties Trust, Inc.	525,000	10,678,500
Simon Property Group, Inc.	55,000	7,565,800
VICI Properties, Inc.	400,000	11,184,000
Welltower, Inc.	90,000	7,496,100
Total		52,449,300
Total Real Estate		52,449,300
Utilities 1.5%
Electric Utilities 1.5%
Duke Energy Corp.	75,000	7,530,750
Entergy Corp.	70,000	7,364,700
FirstEnergy Corp.	185,000	7,742,250
Total		22,637,700
Total Utilities		22,637,700
Total Common Stocks (Cost $550,343,395)		660,278,943

Convertible Bonds 9.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.5%
American Airlines Group, Inc.
07/01/2025	6.500%	5,500,000	7,394,750
Automotive 0.5%
Arrival SA(b)
12/01/2026	3.500%	11,200,000	6,980,058
Cable and Satellite 0.5%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	8,000,000	7,256,000

2	Columbia Flexible Capital Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2022 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.5%
Greenbrier Companies, Inc. (The)(b)
04/15/2028	2.875%	7,000,000	7,509,975
Health Care 0.3%
Invacare Corp.
11/15/2024	5.000%	4,500,000	3,951,900
Leisure 1.0%
NCL Corp Ltd.
08/01/2025	5.375%	5,200,000	7,039,760
Royal Caribbean Cruises Ltd.
06/15/2023	4.250%	5,800,000	7,431,540
Total			14,471,300
Media and Entertainment 0.5%
fuboTV, Inc.(b)
02/15/2026	3.250%	9,000,000	6,786,000
Metals and Mining 0.1%
Ivanhoe Mines Ltd.(b)
04/15/2026	2.500%	1,364,000	2,056,912
Other Financial Institutions 0.7%
RWT Holdings, Inc.
10/01/2025	5.750%	10,050,000	9,852,598
Other REIT 0.8%
PennyMac Corp.(b)
03/15/2026	5.500%	13,000,000	12,260,625
Pharmaceuticals 3.7%
Aegerion Pharmaceuticals, Inc.(b)
04/01/2025	5.000%	1,012,542	973,154
Aerie Pharmaceuticals, Inc.
10/01/2024	1.500%	8,500,000	7,400,848
BridgeBio Pharma, Inc.
02/01/2029	2.250%	15,500,000	7,385,750
Clovis Oncology, Inc.
05/01/2025	1.250%	11,700,000	8,073,233
Insmed, Inc.
01/15/2025	1.750%	7,500,000	7,342,757
Intercept Pharmaceuticals, Inc.(b)
02/15/2026	3.500%	10,000,000	10,044,982
Radius Health, Inc.
09/01/2024	3.000%	7,500,000	7,331,250
Tilray, Inc.
10/01/2023	5.000%	7,000,000	6,597,500
Total			55,149,474
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.5%
2U, Inc.
05/01/2025	2.250%	9,500,000	7,362,500
Total Convertible Bonds (Cost $150,048,538)			141,032,092

Convertible Preferred Stocks 12.9%
Issuer		Shares	Value ($)
Communication Services 0.5%
Diversified Telecommunication Services 0.5%
2020 Cash Mandatory Exchangeable Trust(b)	5.250%	7,000	7,570,500
Total Communication Services			7,570,500
Consumer Discretionary 0.5%
Auto Components 0.5%
Aptiv PLC	5.500%	50,000	7,286,000
Total Consumer Discretionary			7,286,000
Consumer Staples 0.6%
Food Products 0.6%
Bunge Ltd.	4.875%	62,500	8,417,500
Total Consumer Staples			8,417,500
Financials 0.8%
Capital Markets 0.8%
AMG Capital Trust II	5.150%	87,500	4,666,375
KKR & Co., Inc.	6.000%	100,000	7,605,000
Total			12,271,375
Total Financials			12,271,375
Health Care 2.7%
Health Care Equipment & Supplies 2.2%
Becton Dickinson and Co.	6.000%	215,000	11,536,900
Boston Scientific Corp.	5.500%	100,000	11,549,000
Danaher Corp.	5.000%	6,500	9,680,068
Total			32,765,968
Life Sciences Tools & Services 0.5%
Avantor, Inc.	6.250%	57,500	6,089,250
Danaher Corp.	4.750%	500	916,629
Total			7,005,879
Total Health Care			39,771,847

Columbia Flexible Capital Income Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2022 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Industrials 1.0%
Construction & Engineering 0.5%
Fluor Corp.	6.500%	7,000	8,183,700
Professional Services 0.5%
Clarivate PLC	5.250%	112,500	6,891,750
Total Industrials			15,075,450
Information Technology 1.1%
Electronic Equipment, Instruments & Components 0.8%
II-VI, Inc.	6.000%	40,000	11,482,400
IT Services 0.3%
Sabre Corp.	6.500%	31,500	4,402,755
Total Information Technology			15,885,155
Utilities 5.7%
Electric Utilities 0.8%
NextEra Energy, Inc.	6.219%	225,000	11,272,500
Gas Utilities 2.4%
South Jersey Industries, Inc.	8.750%	225,000	15,500,081
Spire, Inc.	7.500%	235,000	11,568,862
UGI Corp.	7.250%	82,500	7,631,250
Total			34,700,193
Multi-Utilities 2.5%
DTE Energy Co.	6.250%	450,000	22,797,000
NiSource, Inc.	7.750%	132,500	14,706,175
Total			37,503,175
Total Utilities			83,475,868
Total Convertible Preferred Stocks (Cost $174,997,838)			189,753,695

Corporate Bonds & Notes 29.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.8%
Bombardier, Inc.(b)
06/15/2026	7.125%	13,000,000	13,008,959
Rolls-Royce PLC(b)
10/15/2027	5.750%	5,333,000	5,524,162
Spirit AeroSystems, Inc.(b)
04/15/2025	7.500%	7,200,000	7,480,699
Total			26,013,820
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.2%
DISH DBS Corp.(b)
12/01/2028	5.750%	14,700,000	14,075,347
Telesat Canada/LLC(b)
10/15/2027	6.500%	7,114,000	3,558,907
Total			17,634,254
Chemicals 0.8%
Innophos Holdings, Inc.(b)
02/15/2028	9.375%	5,000,000	5,329,366
Olympus Water US Holding Corp.(b)
10/01/2029	6.250%	7,000,000	6,422,370
Total			11,751,736
Construction Machinery 0.5%
PECF USS Intermediate Holding III Corp.(b)
11/15/2029	8.000%	7,350,000	7,166,163
Consumer Cyclical Services 0.9%
Staples, Inc.(b)
04/15/2026	7.500%	7,500,000	7,408,066
Uber Technologies, Inc.(b)
09/15/2027	7.500%	2,600,000	2,778,164
01/15/2028	6.250%	2,695,000	2,748,430
Total			12,934,660
Consumer Products 0.9%
Mattel, Inc.
10/01/2040	6.200%	2,770,000	3,293,458
11/01/2041	5.450%	1,100,000	1,214,022
SWF Escrow Issuer Corp.(b)
10/01/2029	6.500%	10,500,000	9,423,893
Total			13,931,373
Finance Companies 0.7%
Curo Group Holdings Corp.(b)
08/01/2028	7.500%	7,200,000	6,390,097
Fortress Transportation and Infrastructure Investors LLC(b)
08/01/2027	9.750%	3,240,000	3,557,055
Total			9,947,152
Food and Beverage 1.1%
Triton Water Holdings, Inc.(b)
04/01/2029	6.250%	10,929,000	10,076,259
United Natural Foods, Inc.(b)
10/15/2028	6.750%	6,420,000	6,642,074
Total			16,718,333

4	Columbia Flexible Capital Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 1.2%
Colt Merger Sub, Inc.(b)
07/01/2027	8.125%	4,799,000	5,174,872
Scientific Games Holdings LP/US FinCo, Inc.(b)
03/01/2030	6.625%	12,500,000	12,420,276
Total			17,595,148
Health Care 1.1%
Quotient Ltd.(b),(c),(d)
10/15/2025	12.000%	1,219,167	1,219,167
10/15/2025	12.000%	522,500	522,500
Surgery Center Holdings, Inc.(b)
07/01/2025	6.750%	7,500,000	7,497,624
Tenet Healthcare Corp.(b)
10/01/2028	6.125%	7,021,000	7,108,931
Total			16,348,222
Independent Energy 2.5%
Oasis Petroleum, Inc.(b)
06/01/2026	6.375%	6,500,000	6,612,974
Occidental Petroleum Corp.
07/15/2044	4.500%	7,800,000	7,410,000
04/15/2046	4.400%	10,600,000	10,007,775
Southwestern Energy Co.
02/01/2029	5.375%	12,720,000	13,081,923
Total			37,112,672
Leisure 1.8%
Carnival Corp.(b)
05/01/2029	6.000%	15,000,000	14,561,452
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	4,600,000	4,728,417
NCL Corp., Ltd.(b)
02/15/2029	7.750%	7,500,000	7,780,447
Total			27,070,316
Media and Entertainment 2.7%
Clear Channel Outdoor Holdings, Inc.(b)
04/15/2028	7.750%	13,000,000	13,568,414
Deluxe Corp.(b)
06/01/2029	8.000%	6,200,000	6,390,032
Lions Gate Capital Holdings LLC(b)
04/15/2029	5.500%	13,500,000	12,837,233
Mav Acquisition Corp.(b)
08/01/2029	8.000%	7,000,000	6,397,273
Total			39,192,952
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.4%
CONSOL Energy, Inc.(b)
11/15/2025	11.000%	5,800,000	6,099,748
Midstream 0.2%
Rockpoint Gas Storage Canada Ltd.(b)
03/31/2023	7.000%	3,111,000	3,102,012
Oil Field Services 0.5%
Nabors Industries Ltd.(b)
01/15/2026	7.250%	4,568,000	4,449,298
01/15/2028	7.500%	3,231,000	3,092,866
Total			7,542,164
Other Financial Institutions 0.6%
WeWork Companies, Inc.(b)
05/01/2025	7.875%	9,300,000	8,417,089
Packaging 2.2%
ARD Finance SA(b),(e)
06/30/2027	6.500%	7,754,310	7,424,465
BWAY Holding Co.(b)
04/15/2025	7.250%	14,500,000	14,239,360
Novolex(b)
01/15/2025	6.875%	10,000,000	10,022,955
Total			31,686,780
Paper 0.5%
Sylvamo Corp.(b)
09/01/2029	7.000%	6,800,000	6,816,706
Pharmaceuticals 1.4%
Bausch Health Companies, Inc.(b)
01/30/2028	5.000%	4,532,000	3,793,908
01/30/2030	5.250%	11,032,000	8,912,191
Organon Finance 1 LLC(b)
04/30/2031	5.125%	7,523,000	7,513,966
Total			20,220,065
Restaurants 1.3%
Fertitta Entertainment LLC/Finance Co., Inc.(b)
01/15/2030	6.750%	15,000,000	14,278,069
IRB Holding Corp.(b)
02/15/2026	6.750%	4,700,000	4,728,229
Total			19,006,298
Retailers 1.1%
Academy Ltd.(b)
11/15/2027	6.000%	5,333,000	5,546,157

Columbia Flexible Capital Income Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.(b)
10/01/2030	6.625%	4,800,000	5,183,295
Magic MergeCo, Inc.(b)
05/01/2029	7.875%	6,500,000	5,650,305
Total			16,379,757
Supermarkets 0.3%
Safeway, Inc.
02/01/2031	7.250%	4,588,000	5,054,588
Technology 3.2%
Avaya, Inc.(b)
09/15/2028	6.125%	5,000,000	4,831,921
Consensus Cloud Solutions, Inc.(b)
10/15/2026	6.000%	7,000,000	6,986,364
Diebold Nixdorf, Inc.(b)
07/15/2025	9.375%	2,700,000	2,797,601
Diebold, Inc.
04/15/2024	8.500%	7,500,000	7,399,046
Minerva Merger Sub, Inc.(b)
02/15/2030	6.500%	12,000,000	11,547,443
Rocket Software, Inc.(b)
02/15/2029	6.500%	11,125,000	10,361,203
Sabre GLBL, Inc.(b)
04/15/2025	9.250%	2,200,000	2,481,912
09/01/2025	7.375%	1,077,000	1,116,474
Total			47,521,964
Wirelines 0.4%
Front Range BidCo, Inc.(b)
03/01/2028	6.125%	6,500,000	6,036,140
Total Corporate Bonds & Notes (Cost $442,144,921)			431,300,112

Limited Partnerships 0.6%
Issuer	Shares	Value ($)
Energy 0.6%
Oil, Gas & Consumable Fuels 0.6%
Rattler Midstream LP	650,000	8,976,500
Total Energy		8,976,500
Total Limited Partnerships (Cost $9,444,602)		8,976,500
Preferred Debt 0.4%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.4%
Citigroup Capital XIII(f)
10/30/2040	6.669%	225,000	5,976,000
Total Preferred Debt (Cost $5,971,934)			5,976,000

Senior Loans 0.3%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.3%
BCP Raptor LLC(g),(h)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 06/24/2024	5.250%	4,929,170	4,915,073
Total Senior Loans (Cost $4,889,880)			4,915,073

Warrants 0.0%
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Chesapeake Energy Corp.(a)	9,913	431,236
Total Energy		431,236
Health Care 0.0%
Health Care Equipment & Supplies 0.0%
Quotient Ltd.(a)	24,163	19,330
Total Health Care		19,330
Total Warrants (Cost $136,270)		450,566

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(i),(j)	10,873,140	10,869,878
Total Money Market Funds (Cost $10,869,279)		10,869,878
Total Investments in Securities (Cost: $1,348,846,657)		1,453,552,859
Other Assets & Liabilities, Net		19,178,112
Net Assets		1,472,730,971

6	Columbia Flexible Capital Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2022, the total value of these securities amounted to $433,293,089, which represents 29.42% of total net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2022, the total value of these securities amounted to $1,741,667, which represents 0.12% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2022.
(g)	The stated interest rate represents the weighted average interest rate at February 28, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(h)	Variable rate security. The interest rate shown was the current rate as of February 28, 2022.
(i)	The rate shown is the seven-day current annualized yield at February 28, 2022.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.168%
	40,665,890	312,588,431	(342,385,042)	599	10,869,878	(9,342)	13,557	10,873,140
Abbreviation Legend
ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Flexible Capital Income Fund | Third Quarter Report 2022	7

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT148_05_M01_(04/22)